Summary of Significant Accounting Policies - Summary of Cash Balances Include Demand Deposits (Detail) (CNY)	Dec. 31, 2013	Dec. 31, 2012
Cash and Cash Equivalents [Line Items]
Cash balances held at financial institutions	759,129,494	83,263,938
PRC (excluding HK SAR and Macau) [Member]
Cash and Cash Equivalents [Line Items]
Cash balances held at financial institutions	714,094,151	63,878,788
PRC (excluding HK SAR and Macau) [Member] | RMB [Member]
Cash and Cash Equivalents [Line Items]
Cash balances held at financial institutions	713,371,057	47,358,807
PRC (excluding HK SAR and Macau) [Member] | US$ [Member]
Cash and Cash Equivalents [Line Items]
Cash balances held at financial institutions	723,094	16,519,981
Hong Kong Special Administrative Region [Member]
Cash and Cash Equivalents [Line Items]
Cash balances held at financial institutions	32,839,758	14,121,730
Hong Kong Special Administrative Region [Member] | RMB [Member]
Cash and Cash Equivalents [Line Items]
Cash balances held at financial institutions	106,581	5,693,406
Hong Kong Special Administrative Region [Member] | US$ [Member]
Cash and Cash Equivalents [Line Items]
Cash balances held at financial institutions	32,652,558	6,704,840
Hong Kong Special Administrative Region [Member] | Hong Kong dollar [Member]
Cash and Cash Equivalents [Line Items]
Cash balances held at financial institutions	62,206	1,704,880
Hong Kong Special Administrative Region [Member] | British pound [Member]
Cash and Cash Equivalents [Line Items]
Cash balances held at financial institutions	18,413	18,604
United States [Member]
Cash and Cash Equivalents [Line Items]
Cash balances held at financial institutions	12,195,585	5,263,420
United States [Member] | RMB [Member]
Cash and Cash Equivalents [Line Items]
Cash balances held at financial institutions	64,145
United States [Member] | US$ [Member]
Cash and Cash Equivalents [Line Items]
Cash balances held at financial institutions	12,131,440	5,263,420